UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07599

DOMINI INSTITUTIONAL TRUST

(Exact Name of Registrant as Specified in Charter)

536 Broadway, 7th Floor, New York, New York 10012

(Address of Principal Executive Offices)

Amy Domini Thornton

Domini Social Investments LLC

536 Broadway, 7th Floor

New York, New York 10012

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: October 31, 2007

Item 1. Schedule of Investments.

Domini Institutional Social Equity Fund (the Fund), a series of Domini Institutional Trust, invests substantially all of its assets in Domini Social Equity Trust (Equity Trust) and owns a pro rata interest in the Equity Trust’s net assets. The Equity Trust is a series of Domini Social Trust. At October 31, 2007, the Fund owned approximately 13.1% of the Equity Trust’s outstanding interests. The Equity Trust’s Schedule of Investments is set forth below.

Domini Institutional Social Equity FundSM

Quarterly Holdings Report
October 31, 2007 (Unaudited)

Domini Institutional Social Equity Fund invests in an
underlying portfolio, Domini Social Equity Trust.
The Trust’s Portfolio of Investments is contained in
this report.

Domini Social Equity Trust

Portfolio of Investments

October 31, 2007 (unaudited)

SECURITY	SHARES	VALUE
Common Stocks – 99.3%
Consumer Discretionary – 10.9%
Amazon.com Inc (a)	82,000	$7,310,300
Autozone Inc (a)	54,047	6,723,987
Best Buy Co., Inc	858	41,630
Big Lots Inc (a)	338,000	8,105,240
Bright Horizons Family Solutions, Inc. (a)	443	17,188
CBS Corporation, Class B	584,300	16,769,410
Coach Inc (a)	69,700	2,548,232
Comcast Corporation, Class A	6,750	142,088
Cooper Tire & Rubber	172,000	3,832,160
Dr Horton Inc	1,975	25,063
Family Dollar Stores	986	24,995
Gap Inc	2,187	41,334
Home Depot Inc	3,344	105,369
Interface Inc, Class A	1,268	24,257
J.C. Penney Company Inc	658	37,006
Johnson Controls Inc	2,454	107,289
Limited Brands	868	19,105
Lowe’s Companies Inc	2,686	72,227
Mattel Inc	556,800	11,631,552
McDonald’s Corporation	413,974	24,714,248
Mcgraw-Hill Companies Inc	1,512	75,660
Meredith Corporation	623	38,782
Nike Inc, Class B	363,988	24,117,845
Nordstrom Inc	595	23,467
Pulte Homes Inc	1,594	23,655
Radio One Inc (a)	2,279	7,954
Scholastic Corporation (a)	722	28,577
Staples Inc	1,858	43,366
Starbucks Corporation (a)	2,378	63,445
Target Corporation	1,736	106,521
The Walt Disney Co.	285,937	9,901,998
Time Warner Inc	171,076	3,123,848
Washington Post Company, Class B	95	80,655
Weight Watchers Intl Inc	60,900	3,120,516
Whirlpool Corporation	222,063	17,582,948
		140,631,917
Consumer Staples – 10.5%
Avon Products Inc	1,706	69,912
Church & Dwight Co Inc	70,785	3,348,838
Coca Cola Company	300,384	18,551,716
Coca-Cola Enterprises	752,400	19,419,444
Consumer Staples (Continued)
Colgate-Palmolive Company	1,796	$136,981
CVS Caremark Corporation	1,905	79,572
General Mills Inc	137,400	7,932,102
Green Mountain Coffee Roasters (a)	966	36,032
Hershey Company (The)	1,736	74,839
Jm Smucker Co – new Common	181,941	9,721,108
Kimberly-Clark Corp	196,156	13,905,499
Kroger Co	697,377	20,495,910
Pepsiamericas Inc	608,600	21,739,192
Pepsico Inc	4,153	306,159
Procter & Gamble Co	87,301	6,069,166
Sunopta Inc (a)	2,500	37,450
Supervalu Inc	326,300	12,644,125
United Natural Foods Inc (a)	732	21,184
Walgreen Company	1,964	77,873
		134,667,102
Energy – 6.7%
Anadarko Petroleum Corporation	4,618	272,554
Apache Corporation	66,462	6,899,420
Chesapeake Energy Corporation	109,500	4,323,060
Devon Energy Corporation	42,270	3,948,018
ENSCO International, Inc	131,300	7,285,837
EOG Resources Inc	3,008	266,509
National Oilwell Varco Inc (a)	67,600	4,951,024
Noble Corporation	94,200	4,987,890
Noble Energy Inc	90,200	6,903,908
PowerSecure International Inc (a)	1,700	21,726
Tidewater Inc	316,600	17,308,522
Unit Corp (a)	424,800	20,292,696
XTO Energy Inc	134,216	8,909,258
		86,370,422
Financials – 23.4%
Allstate Corporation	87,700	4,595,480
American Express Company	3,876	236,242
Bank Of America Corporation	741,100	35,780,308
Chubb Corporation	191,666	10,225,381
Cit Group Inc	134,400	4,736,256
Citigroup Inc	641,500	26,878,850

Domini Social Equity Trust / Portfolio of Investments (Continued)

October 31, 2007 (unaudited)

SECURITY	SHARES	VALUE
Financials (Continued)
Fannie Mae	48,916	$2,790,169
FirstFed Financial Corp (a)	142,600	6,100,428
Freddie Mac	2,222	116,055
Goldman Sachs Group Inc	168,400	41,749,728
Hartford Financial Services Group	226,038	21,932,467
Heartland Financial USA Inc	498	9,930
Jp Morgan Chase & Co.	1,001,530	47,071,910
Lehman Brothers Holdings Inc	2,000	126,680
Medallion Financial Corporation	1,275	13,451
Nationwide Financial Services Inc., Class A	204,000	10,944,600
Popular Inc	4,111	43,371
Prudential Financial Inc	204,100	19,740,552
Suntrust Banks Inc	156,426	11,356,528
Travelers Companies Inc.	482,652	25,199,261
US Bancorp	5,163	171,205
Wachovia Corporation	120,883	5,527,980
Washington Mutual Inc	4,331	120,748
Wells Fargo & Company	746,326	25,382,547
		300,850,127
Health Care – 10.6%
Amgen Inc (a)	150,766	8,761,012
Baxter International Inc	180,822	10,851,128
Becton Dickinson & Company	2,202	183,779
Conceptus Inc (a)	1,100	24,123
Express Scripts Inc. (a)	203,800	12,859,780
Forest Laboratories Inc (a)	233,000	9,103,310
Genentech Inc (a)	1,600	118,608
Gilead Sciences Inc (a)	155,210	7,169,150
Invacare Corporation	1,260	34,096
Invitrogen Corporation (a)	39,500	3,589,365
Johnson & Johnson	563,424	36,718,342
Kinetic Concepts Inc (a)	144,500	8,684,450
Medtronic Inc	3,455	163,905
Merck & Co. Inc.	320,902	18,695,751
Watson Pharmaceuticals Inc (a)	384,300	11,744,208
Zimmer Holdings Inc (a)	105,043	7,299,438
		136,000,445
Industrials – 6.4%
3M Company	2,664	$230,063
Baldor Electric Company	1,190	47,981
Brady Corporation, Class A	654	24,133
Cooper Industries Ltd, Class A	2,386	125,003
Cummins Inc	182,232	21,860,551
Deere & Company	70,100	10,858,490
Deluxe Corporation	265,200	10,698,168
Dun & Bradstreet Corporation	38,900	3,767,465
Emerson Electric Company	4,408	230,406
Evergreen Solar Inc. (a)	1,700	19,652
Fuelcell Energy Inc	2,600	26,156
Granite Construction Inc.	737	31,558
Illinois Tool Works Inc.	2,800	160,328
Jetblue Airways Corporation (a)	2,293	20,935
Kadant Inc (a)	627	20,359
Miller Herman	896	24,389
PACCAR Inc	79,200	4,400,352
Pitney Bowes Inc	1,457	58,338
RR Donnelley & Sons Co	2,118	85,334
Ryder System Inc	198,084	9,478,319
Southwest Airlines Co	3,478	49,422
Teleflex Inc	107,600	7,877,396
Tennant Company	1,296	61,119
Trex Company Inc (a)	888	9,626
United Parcel Service, Class B	1,873	140,662
YRC Worldwide Inc (a)	506,579	12,451,712
		82,757,917
Information Technology – 18.9%
ADC Telecommunications Inc (a)	163,500	3,057,450
Apple Inc (a)	1,312	249,214
Applied Materials Inc	301,000	5,845,420
Arrow Electronics, Inc (a)	146,900	5,873,062
Cisco Systems Inc (a)	105,816	3,498,277
Convergys Corporation (a)	218,300	4,001,439
Dell Inc (a)	301,684	9,231,530
eBay Inc (a)	2,176	78,554
Electronic Data Systems Corporation	980,900	21,177,631
Google Inc, Class A (a)	300	212,100
Hewlett-Packard Company	833,547	43,077,709

Domini Social Equity Trust / Portfolio of Investments (Continued)

October 31, 2007 (unaudited)

SECURITY	SHARES	VALUE
Information Technology (Continued)
Intel Corp	10,039	$270,049
International Business Machines Corp	411,200	47,748,544
Itron Inc (a)	445	47,833
Jabil Circuit Inc	1,500	32,595
Juniper Networks Inc (a)	1,900	68,400
Lam Research Corp (a)	338,900	17,012,780
MEMC Electronic Materials Inc. (a)	129,700	9,496,634
Microsoft Corporation	1,076,952	39,642,603
Motorola Inc	5,000	93,950
NVIDIA Corp (a)	130,350	4,611,783
Power Integrations Inc (a)	600	19,518
QUALCOMM Inc	3,434	146,735
Sunpower Corp – class A (a)	400	50,584
Symantec Corp (a)	425,846	7,997,388
Texas Instruments Inc	3,628	118,273
Western Digital Corp (a)	526,800	13,654,656
Xerox Corporation (a)	375,198	6,543,453
		243,858,164
Materials – 1.5%
Airgas Inc	1,159	58,495
Ecolab Inc	1,757	82,878
International Paper Co	3,000	110,880
Lubrizol Corp	88,200	5,987,016
MeadWestvaco Corp	2,666	89,684
Nucor Corp	81,016	5,024,612
Rock-Tenn Company, Class A	592	17,263
Rohm and Haas Co	1,510	78,339
Schnitzer Steel Industries Inc, Class A	1,269	83,843
Sonoco Products Company	1,260	38,959
United States Steel Corporation	67,700	7,304,830
		18,876,799
Telecommunication Services – 7.2%
AT&T Inc	747,904	$31,254,908
CenturyTel Inc	361,900	15,941,695
Sprint Nextel Corp	5,159	88,219
Verizon Communications Inc	990,038	45,611,051
		92,895,873
Utilities – 3.2%
Energen Corp	417,147	26,697,408
ONEOK Inc	187,100	9,343,774
Pepco Holdings Inc	182,600	5,202,273
WGL Holdings	8,577	290,931
		41,534,386
Total Common Stocks
(Cost $1,116,737,468)		1,278,443,152
Repurchase Agreements – 0.6%
State Street Bank & Trust, dated 10/31/07, 3.01% due 11/1/07, maturity amount $8,153,916 (collateralized by U.S. Government Agency Mortgage Securities, Fannie Mae, 31359MP56, 5.25%, 12/03/2007, market value $8,318,038)	8,153,234	8,153,234
Total Repurchase Agreements – 0.6%
(Cost $8,153,234)		8,153,234
Total Investments – 99.9%
(Cost$1,124,890,702)(b)		1,286,596,386
Other Assets, less liabilities – 0.1%		1,019,531
Net Assets – 100.0%		$1,287,615,917

(a)

Non-income producing security.

(b)

The aggregate cost for federal income tax purposes is $1,166,212,112. The aggregrate gross unrealized appreciation is $168,143,581 and the aggregate gross unrealized depreciation is $47,759,307, resulting in net unrealized appreciation of $120,384,274.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL EQUITY TRUST

NOTES TO PORTFOLIO OF IVESTMENT
October 31, 2007 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING      POLICIES

The Domini Social Equity Trust (the ‘‘Trust’’) is a series of the Domini Social Trust which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and was organized as a trust under the laws of the State of New York on June 7, 1989. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Trust. The Trust seeks to provide its shareholders with long-term total return.

The Trust was designated as a series of the Domini Social Trust on June 7, 1989, and began investment operations on June 3, 1991. The Trust invests primarily in stocks of U.S. companies that meet Domini’s social and environmental standards.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Trust’s significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the ‘‘NOCP’’). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Trust’s Board of Trustees.

(B) Repurchase Agreements. The Trust may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Trust requires that collateral, represented by securities (primarily U.S. government agency securities), in a repurchase transaction be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Trust to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(C) Investment Transactions and Investment Income. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

(D) Federal Taxes. The Trust will be treated as partnerships for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, investors in the Trust will be taxed on their share of the Trust’s ordinary income and capital gains. It is intended that the Trust will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

Domini Social Equity Trust — Notes to Portfolio of Investments  5

Each Fund’s Portfolio of Investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Funds’ shareholders. For more information regarding the Funds and their holdings, please see the Funds’ most recent Prospectus and Annual Report.

Item 2. Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-Q, Amy L. Thornton, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Thornton and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI INSTITUTIONAL TRUST

By:	/s/ Amy L. Thornton
Amy L. Thornton
President

Date: December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy L. Thornton
Amy L. Thornton
President (Principal Executive Officer)

Date: December 28, 2007

By:	/s/ Carole M. Laible
Carole M. Laible
Treasurer (Principal Financial Officer)

Date: December 28, 2007